SHARE-BASED COMPENSATION EXPENSE (Tables)	12 Months Ended
May 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of Detailed Information About Share-Based Compensation Expense [Table Text Block]
	Year ended May 31, 2025 $	Year ended May 31, 2024 $
Expense recognized for services provided based on vesting conditions of stock options (Note 11)	3,235,588	1,315,930
Expense recognized for services provided based on vesting conditions of restricted share units (Note 11)	-	163,500
Total share-based compensation expense	3,235,588	1,479,430

Disclosure of Detailed Information About Additional Information About Share-Based Compensation Expense [Table Text Block]
	Year ended May 31, 2025 $	Year ended May 31, 2024 $
Salary and related costs (Note 15)	1,279,063	724,810
Investor relations and communication costs (Note 15)	54,548	169,038
Professional fees (Note 15)	12,886	9,261
Project related expenses (Note 16)	411,321	214,044
Salary costs allocated (Note 16)	1,477,770	362,277
Total share-based compensation expense	3,235,588	1,479,430